Share Purchase Agreements	12 Months Ended
Feb. 29, 2024
Share Purchase Agreements
Share Purchase Agreements

NOTE 12 – Share Purchase Agreements

Between August 10, 2023 and November 6, 2023, NextTrip entered into Share Purchase Agreements with several investors to purchase convertible shares in NextTrip in exchange for total proceeds of $1,755,970. Pursuant to the Agreements, the shares were initially convertible into the common shares of a public company at $0.15 per share. The Agreements further provided that contingent upon the consummation of the legal acquisition of NextTrip Holdings, Inc. by Sigma Additive Solutions, Inc., the investors would receive the same number of Sigma shares in lieu of NextTrip common shares.

On December 29, 2023, concurrent with the consummation of the acquisition, each investor entered into an Exchange Agreement with Group and Holdings, whereby such investors exchanged their rights to NextTrip shares for rights to common units of Group of the same value, and Group distributed to investors, that number of Closing Shares as set forth in the Exchange Agreements. Additionally, upon NextTrip’s achievement of each of the milestones as set forth in the Share Exchange Agreement, if ever, Group will further distribute the number of Contingent Shares in accordance with the Share Exchange Agreement.

On September 19, 2022, the Company entered into a Software as a Service Agreement with a third party consultant in which the Company received a $150,000 down payment upon signing of the contract. On December 31, 2022, the Company entered into an amended agreement with the counterparty in which the down payment became a noninterest bearing share issuance obligation in which such amount will be converted to shares in a new public company upon the completion of a merger at a conversion price of $3.00 per common share, subject to adjustments. On December 29, 2023, upon the consummation of the reverse acquisition transaction with Sigma, the counterparty received 1,996 Closing Shares and the right to receive an additional 74,786 Contingent Shares, if issued.

The total number of Closing Shares issued to investors, inclusive of the third party consultant, on December 29, 2023 was 15,481, and the Contingent Shares issuable, if ever, totaled 579,954.

On December 28, 2023, the Company entered into a Consulting Modification Agreement with a third-party consultant which provided for the full settlement of $180,000 in consulting fees by issuing common shares of Sigma contingent upon the closing of the reverse acquisition. The reverse acquisition closed on December 29, 2023, pursuant to which Company issued 4,337 Closing Shares to the consultant, and the right to receive 162,466 Contingent Shares, if issued.